13F-HR
 1
 Bill@baxterinvestment.com
 NONE
 0001096783
 p3rzhg@d
06/30/2012
 13F-HR


Submitted To:

United States
Securities and Exchange Commission
Washington, D.C.   20549

FORM 13F

FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended: June 30, 2012
Check Here if Amendment ()
This Amendment (Check only one):() is a restatement
                                (X) adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		  Baxter Brothers, Inc.
Address:	  1030 East Putnam Avenue
		  Riverside, CT  06878

SEC 13F File Number:		028-05169

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this report:

Name:  William J. Baxter III
Title: Owner / Portfolio Manager
Phone: 203-637-4559

Signature, Place and Date of Signing:

William J. Baxter III, 1030 East Putnam Avenue
Greenwich, CT 06830, October 10, 2003

Report Type (Check only One):
(X)  13F HOLDING REPORT
()   13F NOTICE
()   13F COMBINATION REPORT

List of other Managers reporting for this Manager:
NONE

Form 13 F Summary Page

Number of Other Included Managers:  0
Form 13F Information Table Entry Table: 70
From 13F Information Table Value Total (USD): 121,969,000
List of Other Managers Included: None
Voting Authority: None


                       Title            Value    Shares/   Sh/ Put/Invstmt
Name of Issuer         of class CUSIP  (x$1000)  Prn Amt   Prn CallDscretn
3m Company	COM	604059105	813	9070	SH		SOLE
AT&T	COM	1957109	754	21136	SH		SOLE
Altria Group	COM	718154107	258	7474	SH		SOLE
American Express	COM	25816109	318	5460	SH		SOLE
Annaly Mtg Mgmt Inc	COM	35710409	319	19025	SH		SOLE
Apple Computer	COM	37833100	712	1219	SH		SOLE
Arris Group Inc	COM	04269Q100	2169	155960	SH		SOLE
Automatic Data Proc.	COM	53015103	524	9415	SH		SOLE
Berkshire Hathaway	COM	84670991	1999	16	SH		SOLE
Berkshire Hathaway B	COM	84670207	12882	154587	SH		SOLE
Bp Plc Adr	COM	55622104	2103	51878	SH		SOLE
Bristol-Myers Squibb	COM	110122108	339	9431	SH		SOLE
Canadian Nat. Railway	COM	136375102	902	10690	SH		SOLE
Chevron	COM	166764100	2160	20472	SH		SOLE
Chubb	COM	171232101	339	4650	SH		SOLE
Church & Dwight	COM	171340102	333	5999	SH		SOLE
Coca-Cola	COM	191216100	3621	46315	SH		SOLE
Colgate Palmolive	COM	194162103	4421	42464	SH		SOLE
Comcast A	COM	20030N101	446	13939	SH		SOLE
Comcast Corp A	COM	20030N200	10064	320525	SH		SOLE
Conocophillips	COM	20825C104	1292	23123	SH		SOLE
Consolidated Edison	COM	209115104	249	4000	SH		SOLE
Darden Restaurants	COM	237194105	213	4205	SH		SOLE
Devon Energy Co	COM	25179M103	1676	28900	SH		SOLE
Diageo (Guinness)	COM	25243q205	937	9088	SH		SOLE
Directv Group Inc	COM	25459L106	1334	27325	SH		SOLE
Disney	COM	254687106	1908	39332	SH		SOLE
Emerson Electric	COM	291011104	968	20788	SH		SOLE
Exxon Mobil	COM	302290101	5748	67177	SH		SOLE
General Electric	COM	369604103	6303	302444	SH		SOLE
Global Environmental Ordf	COM	P47725109	0	10000	SH		SOLE
Google	COM	38259P508	255	439	SH		SOLE
Harris Corp	COM	413875105	541	12929	SH		SOLE
Heinz (H.J.)	COM	423074103	644	11850	SH		SOLE
I.B.M.	COM	459200101	997	5098	SH		SOLE
Jm Smucker Co	COM	832696405	276	3660	SH		SOLE
Johnson & Johnson	COM	478160104	3052	45180	SH		SOLE
Kimberly Clark	COM	494368103	881	10517	SH		SOLE
McDonalds	COM	580135101	615	6950	SH		SOLE
Medtronic	COM	585055106	889	22947	SH		SOLE
Merck	COM	589331107	460	11014	SH		SOLE
Microsoft	COM	594918104	9037	295428	SH		SOLE
Monsanto Co	COM	61166W101	431	5206	SH		SOLE
Nestle Sa Rep Adr	COM	641069406	1108	18548	SH		SOLE
Norfolk Southern	COM	655844108	1651	23000	SH		SOLE
North European Oil Royalty Tru	COM	659310106	740	26300	SH		SOLE
Paychex	COM	704326107	2325	74021	SH		SOLE
Pepsico Inc.	COM	713448108	1763	24944	SH		SOLE
Philip Morris Int'l	COM	02209S103	337	3867	SH		SOLE
Phillips 66	COM		379	11410	SH		SOLE
Procter & Gamble	COM	742718109	4755	77638	SH		SOLE
Royal Dutch Shell A	COM	780259206	282	4185	SH		SOLE
San Juan Basin Royalty Trust C	COM		301	20050	SH		SOLE
Scotts Miracle Grow	COM		337	8187	SH		SOLE
Stryker	COM	863667101	644	11687	SH		SOLE
Sysco	COM	871829107	3332	111763	SH		SOLE
Time Warner Cable A	COM	88732J207	2611	31799	SH		SOLE
Time Warner Inc	COM	887315109	4121	107037	SH		SOLE
Transocean Inc (new)	COM	G90076103	265	5934	SH		SOLE
USCI Inc	COM	90330N101	0	20000	SH		SOLE
Union Pacific	COM	907818108	627	5257	SH		SOLE
United Parcel Service	COM	911312106	2442	31002	SH		SOLE
United Technologies	COM	913017109	731	9680	SH		SOLE
Verizon Comm.	COM	92343V104	493	11094	SH		SOLE
Visa	COM	92826C839	522	4221	SH		SOLE
Zargon Oil & Gas	COM		128	15100	SH		SOLE
Annaly Capital Mgmt Pfd 7.875%		35710508	1838	70150	SH		SOLE
General Elec Cap Corp		369622485	1358	50950	SH		SOLE
WR Berkley Tr 6.75% 7/26/45			2460	96700	SH		SOLE
Winthrop Realty Tr D			2237	86810	SH		SOLE